DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS - Summary of Restatement Effects from the Correction of this Error (Details) - USD ($)		2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 15, 2021	Aug. 03, 2020	Jan. 16, 2020	Dec. 31, 2018
Consolidated Statement of Operations
Total operating expenses			$ 1,914,450		$ 1,009,807
Operating loss			(1,914,450)		(1,009,807)
Net loss			(30,921,978)		(14,302,396)
Consolidated Statement of Cash Flows
Net cash used in operating activities			(579,977)		(547,593)
Net cash provided by financing activities			(25,000)		231,537,842
Consolidated Balance Sheet
Members' equity			5,000,010	$ 5,000,010	5,000,008		$ 5,000,008			$ 0
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Consolidated Statement of Operations
Transaction bonus expense						$ 5,316,124
Total operating expenses	$ 1,153,719					32,010,613	45,432,844	$ 26,202,426
Operating loss	(762,819)					(41,275,783)	(58,436,972)	(34,949,585)
Net loss	(420,865)	$ (14,389,194)		(16,610,169)		(32,270,638)	(47,790,059)	(24,750,965)
Consolidated Statement of Cash Flows
Net loss	(420,865)					(32,270,638)	(47,790,059)	(24,750,965)
Net cash used in operating activities	(344,852)					(23,113,296)	(20,077,062)	(8,506,035)
Contribution						5,316,124	(5,316,124)	(11,047,597)
Net cash provided by financing activities						40,595,607	47,077,632	14,236,178
Consolidated Balance Sheet
Goodwill			22,111,166	22,111,166	22,111,166	22,111,166	22,111,166				$ 22,111,166
Members' equity	$ 13,984,933	$ 122,167,263	$ 73,356,530	$ 73,356,530	89,486,973	104,772,156	$ 89,486,973	$ 14,393,065	$ 89,486,973		$ 131,032,003	$ 27,757,277
Previously Reported
Consolidated Statement of Operations
Net loss					$ (1,006,396)
Previously Reported | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Consolidated Statement of Operations
Total operating expenses						26,694,489
Operating loss						(35,959,659)
Net loss						(26,954,514)
Consolidated Statement of Cash Flows
Net loss						(26,954,514)
Net cash used in operating activities						(17,797,172)
Net cash provided by financing activities						35,279,483
Consolidated Balance Sheet
Goodwill						26,294,686
Members' equity						108,955,676
Adjustment | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Consolidated Statement of Operations
Transaction bonus expense						5,316,124
Total operating expenses						5,316,124
Operating loss						(5,316,124)
Net loss						(5,316,124)
Consolidated Statement of Cash Flows
Net loss						(5,316,124)
Net cash used in operating activities						(5,316,124)
Contribution						5,316,124
Net cash provided by financing activities						5,316,124
Consolidated Balance Sheet
Goodwill						(4,183,520)
Members' equity						$ (4,183,520)